Note 32 Interest income breakdown by origin (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Interest income by origin [Line Items]
Interest income on financial assets held for trading		€ 3,079	€ 2,093
Financial assets at fair value through other comprehensive income, income statements		1,575	1,913
Financial assets at amortised cost, income statements	[1]	24,758	17,305
Interest Income For Insurance Activity		696	493
Interest Income For Adjustment Interest On Accounting Coverage		340	(57)
Interest Income On Other Income		231	149
Interest income		€ 30,680	€ 21,897

[1]	(1) Includes interest on demand deposits at central banks and credit institutions.